Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Leases [Line Items]
Recognized rental income	¥ 78,667	¥ 66,180	¥ 2,747
Minimum lease payments to be received, Total	7,187
Rental expenses, net of sublease rental income	46,975	43,536	48,957
Capital lease assets	¥ 24,170	¥ 27,902